Finance Costs and Income - Summary of finance costs and lincome Explanatory(Parenthetical) (Details) - USD ($) $ in Millions		12 Months Ended
	Oct. 11, 2024	Dec. 31, 2024
Finance Costs [Abstract]
Accretion related to early redemption of notes		$ 3
Redemption percentage	10.00%	10.00%